Restructuring provision - Rollforward (Details 2) SFr in Millions	6 Months Ended
Jun. 30, 2016 CHF (SFr)
Restructuring provision
Restructuring Reserve, Beginning Balance	SFr 199
Restructuring expenses	318
Utilization	(132)
Restructuring Reserve, Ending Balance	298
General and Administrative Expense [Member]
Restructuring provision
Restructuring Reserve, Beginning Balance	12
Restructuring expenses	114
Utilization	(16)
Restructuring Reserve, Ending Balance	110
Compensation and benefits
Restructuring provision
Restructuring Reserve, Beginning Balance	187
Restructuring expenses	117
Utilization	(116)
Restructuring Reserve, Ending Balance	188
Unsettled share-based compensation obligations classified as a component of total shareholders equity
Restructuring provision
Restructuring expenses	6
Unsettled cash-based compensation obligations classified as compensation liabilities
Restructuring provision
Restructuring expenses	81
Excluding unsettled compensation and pension obligations [Member]
Restructuring provision
Restructuring expenses	SFr 231